Share-based payments - Former Chief Executive Officer Grant - Long-Term Incentive Plan (LTIP) - inputs used in the measurement of the fair value at grant date (Details)											3 Months Ended
	Aug. 01, 2021 € / shares	Aug. 01, 2021 $ / shares	Jul. 01, 2021 € / shares	Jul. 01, 2021 $ / shares	Dec. 01, 2020 € / shares	Dec. 01, 2020 $ / shares	Nov. 16, 2020 € / shares	Nov. 16, 2020 $ / shares	Oct. 14, 2019 € / shares	Oct. 14, 2019 $ / shares	Mar. 31, 2020 Y € / shares	Mar. 31, 2020 Y $ / shares	Dec. 31, 2019 Y € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value											€ 4.05		€ 3.80
Weighted average share price											8.91		9.19
Exercise price | (per share)											€ 5.60	$ 6.21	€ 5.64
Expected volatility (%)											55.00%	55.00%	50.00%
Expected life (years) | Y											1.11	1.11	1.16
Risk-free interest rate (%)											1.79%	1.79%	1.77%
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value									€ 3.87
Weighted average share price									9.19
Exercise price | (per share)									€ 7.50	$ 8.28
Expected volatility (%)									50.00%	50.00%
Expected life (years)									4.77	4.77
Risk-free interest rate (%)									1.71%	1.71%
Chief Scientific Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value							€ 57.40
Weighted average share price							50.01
Exercise price | (per share)							€ 10.04	$ 11.90
Expected volatility (%)							62.06%	62.06%
Expected life (years)							1.82	1.82
Chief Scientific Officer | Minimum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)							0.07%	0.07%
Chief Scientific Officer | Maximum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)							1.48%	1.48%
Chief Business Officer and Chief Commercial Officer | First tranche | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value					€ 48.27
Weighted average share price | (per share)					67.12			$ 81.03
Exercise price | (per share)					€ 43.87	$ 52.96
Expected volatility (%)					62.27%	62.27%
Expected life (years)					1.78	1.78
Chief Business Officer and Chief Commercial Officer | First tranche | Minimum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)					0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | First tranche | Maximum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)					1.50%	1.50%
Chief Business Officer and Chief Commercial Officer | Second tranche | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value					€ 24.36
Weighted average share price | (per share)					81.48	$ 98.36
Exercise price | (per share)					€ 81.48	$ 98.36
Expected volatility (%)					62.27%	62.27%
Expected life (years)					2.23	2.23
Chief Business Officer and Chief Commercial Officer | Second tranche | Minimum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)					0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | Second tranche | Maximum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)					1.50%	1.50%
Chief Business Officer and Chief Commercial Officer | Third tranche | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value					€ 20.01
Weighted average share price | (per share)					81.65	$ 98.57
Exercise price | (per share)					€ 81.65	$ 98.57
Expected volatility (%)					62.27%	62.27%
Expected life (years)					2.66	2.66
Chief Business Officer and Chief Commercial Officer | Third tranche | Minimum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)					0.07%	0.07%
Chief Business Officer and Chief Commercial Officer | Third tranche | Maximum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)					1.50%	1.50%
Chief Operating Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value			€ 17.56
Weighted average share price			56.51
Exercise price | (per share)			€ 70.92	$ 84.03
Expected volatility (%)			70.95%	70.95%
Expected life (years)			4.5	4.5
Chief Operating Officer | Minimum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)			0.099%	0.099%
Chief Operating Officer | Maximum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)			0.903%	0.903%
Chief Development Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 17.56
Weighted average share price	41.81
Exercise price | (per share)	€ 46.16	$ 54.79
Expected volatility (%)	75.13%	75.13%
Expected life (years)	4.6	4.6
Chief Development Officer | Minimum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.075%	0.075%
Chief Development Officer | Maximum | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.704%	0.704%